Related Party Balances and Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Balances and Transactions (Textual)
Revenues aggregated total amount		$ 73	$ 31
Aggregate net amounts of lease and maintenance expenses	$ 912	967	843
Reimbursement expenses	40
Administrative and IT services amount	49	32	39
Aggregate amounts		2	15
Salary expenses	108	108	183
Affiliates amount of related party	$ 288	4
Revenues [Member]
Related Party Balances and Transactions (Textual)
Revenues aggregated total amount		$ 16,296	$ 24,528